Financial Instruments - Summary of Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Categories of financial assets and liabilities [Line items]
Financial liabilities	$ 35,672	$ 24,466
Financial Liabilities at Amortized Cost
Categories of financial assets and liabilities [Line items]
Financial liabilities	33,796	22,353
Financial Liabilities at Amortized Cost | Trade and Other Payables
Categories of financial assets and liabilities [Line items]
Financial liabilities	27,355	15,070
Financial Liabilities at Amortized Cost | Lease Liabilities
Categories of financial assets and liabilities [Line items]
Financial liabilities	6,441	7,283
Financial Assets at Amortized Cost
Categories of financial assets and liabilities [Line items]
Financial assets	171,960	87,151
Financial Assets at Amortized Cost | Trade Receivables And Other Assets
Categories of financial assets and liabilities [Line items]
Financial assets	19,975	14,201
Financial Assets at Amortized Cost | Cash and Cash Equivalents
Categories of financial assets and liabilities [Line items]
Financial assets	$ 151,985	$ 72,950